Fair Value Measurements - Additional Information (Detail) $ in Millions	6 Months Ended
Jan. 26, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed commitment determining the fair value of the ordinary shares and warrants	$ 80
Forward Purchase Agreement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commitment	$ 80